December 15, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Capital Portfolios, Inc. (the "Registrant")
1933 Act File No. 033-64872, Post-Effective Amendment No. 98
1940 Act File No. 811-07820, Amendment No. 98 (collectively, the "Amendment")

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N‑1A in connection with the Registrant’s annual update.

The principal purposes of this Amendment are to: (i) update information regarding underlying subadvisors for the AC Alternatives Income Fund and AC Alternatives Long Short Fund; and (ii) make certain non-material changes deemed appropriate by the Registrant.

Please consider this a request for selective review pursuant to Investment Company Act Release No. 13768. The purpose of this filing is to update the Registrant's registration statement with information regarding the hiring or termination of subadvisors for which the Registrant has previously filed a prospectus supplement. The rest of the information in the registration statement, including the descriptions of the investment strategies employed and the associated risks are substantially the same as in the Registration Statement filed in Post-Effective Amendment No. 85 filed on February 28, 2017, (Accession No.  0000908186-17-000032), which was modified in response to comments received from the Commission on January 30, 2017. Accordingly, we ask that you focus your review on the disclosure related to "underlying subadvisors" in the Principal Investment Strategies, Portfolio Management, Objectives, Strategies and Risks, and Management sections of each prospectus.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-4414.

Sincerely,

/s/ Ryan Blaine
Ryan Blaine
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com